SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

15. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash working capital items

For the year ended December 31,	2024	2023
	$	$
Change in other assets	(33,351)	(10,342)
Change in accrued interest	(1,205,770)	303,551
Change in accounts payable and accrued liabilities related to operations	860,816	(185,439)

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(378,305)	107,770